UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4503

Tax-Free Trust of Arizona
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 6/30/10

Date of reporting period: 6/30/10

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Annual Report
June 30, 2010

A tax-free income investment

Serving Arizona Investors For More Than Two Decades Tax-Free Trust of Arizona “Consistency”

August, 2010

Dear Fellow Shareholder:

When we created Tax-Free Trust of Arizona 24 years ago, we started with a few simple goals as our building blocks.

•	To create a tax-free product specifically designed for Arizona residents, like you; while recognizing your need to preserve capital.

•	To keep you well informed, while communicating with you in simple, straight-forward language - no jargon - financial or otherwise; and

•	To treat you, our fellow shareholders, as we ourselves would like to be treated – like individuals, not just as account numbers.

     Over the years, we have consistently sought ways to serve you better. As such, we have added various conveniences and features to your Fund in an effort to keep pace with your changing needs and expectations. At the same time, we have always kept our basic goals or building blocks in mind –the core of which is you, our shareholders.

We have, therefore, never lost sight of the fact that it is:

– Your money,

– Invested in your Fund,

– Invested right here in projects in your communities.

And, we haven’t forgotten the strategy that we first formulated in an effort to make your Fund’s performance as consistent as possible:

•	stick with high-quality investments,

•	keep an intermediate maturity for the Fund’s portfolio,

•	diversify investments around the state, and

•	utilize the expertise of local talent – Trustees, Officers, and portfolio management.

NOT A PART OF THE ANNUAL REPORT

So, while change is inevitable, we firmly believe that we should never lose sight of our core building blocks. We believe our disciplined approach toward consistency has served you well over the years. And, we believe consistency will continue to serve us well over the future. After all consistency is what you expect from our management of your Fund.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann President

Consideration should be given to the risks of investing, including: potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE ANNUAL REPORT

Serving Arizona Investors For More Than Two Decades Tax-Free Trust of Arizona ANNUAL REPORT Management Discussion

     The past 12 months have witnessed a municipal market which we would characterize as somewhat stodgy and almost boring. Following the turbulent swings of 2008 and 2009, steady and stodgy has been welcomed. Concerns for the past year have been on deficits and the ability of our cities and towns to meet their obligations as revenue flows from income, sales and property taxes steadily declined. The budget struggles for the State of Arizona and our major cities have been well documented and although far from being “out of the woods”, no failures have been reported and Arizona municipalities continue to meet their obligations.

     The Trust’s net asset value (Class A shares) started the fiscal year at $10.14, which was improving from the declines in late 2008. Improvement continued through the months of July, August and September, 2009. The Trust’s share price reached its 52-week high for the latest fiscal year on October 5, 2009 at $10.63. The Trust’s share value and municipal values in general have remained in a narrow range for the nine months since. The Trust dipped to a nine month low of $10.40 in early November, 2009 before settling into a range in the upper $10.40’s to lower $10.50’s for the remainder of the fiscal year. The June 30, 2010 fiscal year ending value of $10.50 meant a respectable return on principal of 3.55% for the year. Income return for the twelve months was $0.424 per share versus $0.428 per share for the 2009 fiscal year. As such, our 12 month total return for the Class A shares equaled 7.87%, without sales charges.

     We view these results with some pride. First, our annual income flows have been close to unchanged at $0.43 per share for the fifth straight year. With bond calls and older holdings maturing, this has become an increasing challenge in our persistent low interest rate environment. (For example, in 2000, a ten-year municipal bond provided income of approximately 5%, while a new ten-year municipal bond provided income of roughly 3.60%, and today a ten-year municipal bond pays approximately 3.00%). Obviously, in seeking to replace the income flow from our older holdings we have had to add some degree of market risk primarily through the purchase of bonds maturing in 15 to 20 years. This is reflected in the Trust’s average maturity of 13.2 years as of June 30, 2010. This is up from June 30, 2009, when our average maturity was 12.3 years.

     Our second point of pride is our positive total return of 7.87% which bested the average return of 7.4% for intermediate term municipal bond funds. Considering all of the negative press Arizona has experienced over the past year as one of the more depressed state economies, we feel this is commendable. We have not seen a noticeable avoidance of our state debt. Indeed issuance of Arizona debt continues to be in the $6.0 billion range, a figure consistently reached during most of the past decade. With budgets being constrained, our growth slowing and major municipal projects being delayed, one might have expected annual issuance to be ready to decline. Moreover, even with our fiscal problems we have not witnessed any wide spread deterioration in the bond ratings of Arizona municipalities. Time will tell on this issue, however, as budgets will continue to be tested over the next few years.

MANAGEMENT DISCUSSION (continued)

     We continue to have a very positively sloped yield curve in both the Treasury market and the municipal market with long-term rates substantially higher than short-term rates. The slope of the Treasury yield curve historically has been a leading indicator of economic activity. A sharply positive curve, such as now, says investors are anticipating economic growth leading to higher inflation leading to higher interest rates. However, we believe several factors will keep interest rates on the low end of the spectrum. First, the unprecedented level of short-term rates with money market rates near zero does not give a historically accurate comparison. Second, severity of the economic downturn and the lingering results on unemployment and housing will likely curtail economic growth. Finally, the much anticipated pick-up in inflation has not developed. Indeed, year-over-year core inflation in the U.S. has dropped to 0.9%, the lowest level in forty years.

     As such, we see the coming months mirroring the past 12 months. We expect the economy to continue to grow at a slow pace. Inflation pressures will be subdued. Interest rates from the current low base will edge upward. Arizona and its cities are expected to continue to adjust to a slower economy, producing less tax revenue for infrastructure development and municipal services. Thus, our primary job will be to monitor the paying ability of our municipalities. More than ever, we believe our conservative approach of investing in investment grade credits will be appropriate. Also, with our laddered maturity structure and with 20% of our holdings maturing within the next five years, price swings should be minimal,

     As always, our ongoing goal is to strive to produce a maximum level of income exempt from Federal and state taxes while minimizing the price swings of our net asset value.

Performance data represents past performance, but does not guarantee future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the data presented.

NOT FDIC INSURED – NO BANK GUARANTEE – MAY LOSE VALUE

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Trust of Arizona for the 10-year period ended June 30, 2010 as compared with the Barclays Capital Quality Intermediate Municipal Bond Index (the “Barclays Capital Index”) (formerly known as the Lehman Brothers Quality Intermediate Municipal Bond Index) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Barclays Capital Index does not include any operating expenses nor sales charges, and being nationally oriented, does not reflect state specific bond market performance.

	Average Annual Total Return
	for periods ended June 30, 2010
				Since
Class and Inception Date	1 Year	5 Years	10 Years	Inception
Class A (commenced operations on 3/13/86)
With Maximum Sales Charge	3.58%	2.83%	4.37%	5.77%
Without Sales Charge	7.87	3.69	4.79	5.95
Class C (commenced operations on 4/01/96)
With CDSC	5.92	2.81	3.90	3.92
Without CDSC	6.95	2.81	3.90	3.92
Class Y (commenced operations on 4/01/96)
No Sales Charge	8.02	3.82	4.94	5.10
Barclays Capital Index	6.94	4.69	5.26	5.90	*	(Class A)
				5.18	**	(Class C&Y)

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class’s income may be subject to Federal and state income taxes and/or the Federal alternative minimum tax. Past performance is not predictive of future investment results.

*	From commencement of the index on 1/1/87.
**	From commencement of operations on 4/1/96.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Tax-Free Trust of Arizona:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Trust of Arizona as of June 30, 2010 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Trust of Arizona as of June 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 27, 2010

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (17.4%)	(unaudited)	Value
	Buckeye Jackrabbit Trail Sanitary Sewer Improvement
	District
$2,420,000	6.250%, 01/01/29	NR/A-	$2,425,106
	Bullhead City Parkway Improvement District
850,000	6.100%, 01/01/11	A3/NR	860,506
815,000	6.100%, 01/01/12	A3/NR	823,500
	Coconino & Yavapai Counties Joint Unified School
	District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+	1,059,530
	Flagstaff Improvement District (Aspen Place Sawmill)
2,500,000	5.000%, 01/01/32	Aa3/NR	2,500,050
	Gila Co. Unified School District No. 10 (Payson)
1,000,000	3.000%, 07/01/28 (coupon converts to 5.75% on
	7/01/10)	Aa3/NR	1,042,860
	Gilbert Improvement District No. 19
335,000	5.200%, 01/01/23	A1/A	339,630
	Gilbert Improvement District No. 20
700,000	5.100%, 01/01/29	Aa3/A	718,263
	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA-	1,013,720
	Goodyear McDowell Road Commercial Corridor
	Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A-	3,004,860
	Graham Co. Unified School District No. 1 (Safford)
185,000	5.000%, 07/01/10 NPFG FGIC Insured	A1/NR	185,000
	Graham Co. Unified School District No. 4 (Thatcher)
400,000	5.000%, 07/01/10 AGMC Insured	Aa3/NR	400,000
400,000	4.750%, 07/01/12 AGMC Insured	Aa3/NR	412,716
	Greenlee Co. School District No. 18 (Morenci)
150,000	5.000%, 07/01/11	Baa1/NR	155,045
	Maricopa Co. Elementary School District No. 8
	(Osborn)
920,000	6.250%, 07/01/22	NR/A	1,017,759
	Maricopa Co. Elementary School District No. 21
	(Murphy)
300,000	8.000%, 07/01/24	A2/NR	322,656

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value
	Maricopa Co. Elementary School District No. 38
	(Madison)
$730,000	5.000%, 07/01/22 NPFG Insured	Baa1/A+	$786,969
	Maricopa Co. Elementary School District No. 68
	(Alhambra)
3,000,000	5.500%, 07/01/14 AGMC Insured	Aa3/NR	3,385,620
	Maricopa Co. High School District No. 210
	(Phoenix Union)
2,245,000	5.000%, 07/01/23 AGMC Insured (pre-refunded)	Aa2/AAA	2,579,864
	Maricopa Co. Unified School District No. 24
	(Gila Bend)
860,000	5.500%, 07/01/22	NR/NR*	773,837
	Maricopa Co. Unified School District No. 69
	(Paradise Valley)
1,000,000	5.300%, 07/01/11 NPFG Insured	Aa2/A+	1,043,100
	Maricopa Co. Unified School District No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG FGIC Insured	NR/A+	2,499,137
1,300,000	5.000%, 07/01/25 Syncora Guarantee, Inc. Insured .	NR/A+†††	1,371,422
1,500,000	6.000%, 07/01/28	NR/A+†††	1,639,020
	Maricopa Co. Unified School District No. 90
	(Saddle Mountain)
1,200,000	5.000%, 07/01/13	Baa1/NR††	1,247,580
	Maricopa Co. Unified School District No. 95
	(Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured	Aa3/NR	508,890
	Mohave Co. Unified School District No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	Aa3/AAA	1,277,906
1,000,000	5.000%, 07/01/26 AGMC Insured	Aa3/AAA	1,059,360
	Navajo Co. Unified School District No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR	1,233,825
	Navajo Co. Unified School District No. 6
	(Heber-Overgaard)
500,000	5.500%, 07/01/28 AGMC Insured	NR/AAA	533,570
	Phoenix, Arizona
1,000,000	6.250%, 07/01/16	Aa1/AAA	1,232,930
1,240,000	6.250%, 07/01/17	Aa1/AAA	1,547,173
1,000,000	5.375%, 07/01/20	Aa1/AAA	1,062,980

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value
	Pima Co. Unified School District No.1 (Tucson)
$1,500,000	5.000%, 07/01/27 AGMC Insured	Aa2/AAA	$1,614,420
	Pima Co. Unified School District No. 8 (Flowing
	Wells)
1,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AAA	1,067,080
	Pinal Co. Elementary School District No. 4
	(Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	Aa3/AAA	978,918
	Pinal Co. Unified School District No. 1 (Florence)
1,500,000	5.000%, 07/01/27 NPFG FGIC Insured	NR/A	1,550,880
	Pinal Co. Unified School District No. 20 (Maricopa)
1,000,000	4.500%, 07/01/29 AGMC Insured	NR/AAA	984,930
	Pinal Co. Unified School District No. 44 (J. O. Combs)
500,000	5.000%, 07/01/28	NR/A	507,560
	Prescott Valley Sewer Collection Improvement District
80,000	7.900%, 01/01/12	NR/A	83,262
	Queen Creek Improvement District No. 1
1,500,000	5.000%, 01/01/32	A3/BBB	1,474,770
	Scottsdale, Arizona
3,140,000	5.000%, 07/01/19	Aaa/AAA	3,281,614
	Show Low Improvement District No. 6
950,000	6.000%, 01/01/18 ACA Insured	NR/NR*	948,290
	Tempe, Arizona
1,015,000	5.400%, 07/01/11	Aaa/AAA	1,065,100
	Tempe Improvement District (Pier Town Lake)
1,500,000	5.000%, 01/01/29	Aa2/NR	1,559,775
	Tubac Fire District
760,000	5.500%, 07/01/28 AGMC Insured	Aa3/NR	827,382
	Total General Obligation Bonds		56,008,365

	Revenue Bonds (82.5%)

	Airport Revenue Bonds (2.8%)
	Phoenix Civic Improvement Corp. Airport Revenue
	Bonds
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-	1,065,720
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-	1,055,330

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Airport Revenue Bonds (continued)
	Phoenix Civic Improvement Corp. Airport Revenue
	Bonds (continued)
$2,200,000	5.250%, 07/01/27 AMT, NPFG FGIC Insured	Aa3/AA-	$2,217,688
3,700,000	5.000%, 07/01/33	Aa3/AA-	3,753,502
	Tucson Airport Authority Revenue Bonds
1,000,000	5.000%, 12/01/25 NPFG Insured AMT	A2/NR†	949,730
	Total Airport Revenue Bonds		9,041,970

	Basic Service Revenue Bonds (16.8%)
	Arizona School Facilities Board Revenue Bonds
1,000,000	5.500%, 07/01/10	Aaa/AAA	1,000,000
1,000,000	5.750%, 07/01/18 AMBAC Insured (pre-refunded) .	NR/NR*	1,174,020
	Arizona Transportation Board Revenue Bonds
2,000,000	5.000%, 07/01/22	Aaa/AAA	2,181,060
2,000,000	5.000%, 07/01/23	Aa1/AAA	2,164,860
1,000,000	5.250%, 07/01/24	Aaa/AAA	1,099,230
1,000,000	5.000%, 07/01/28	Aaa/AAA	1,074,860
3,755,000	5.000%, 07/01/33	Aaa/AAA	3,954,390
	Avondale Municipal Development Corp. Water
	Utility Bonds
700,000	5.200%, 07/01/13 NPFG Insured	Baa1/A	701,953
	Buckeye Excise Tax Revenue Bonds
500,000	5.900%, 08/01/20 AMBAC Insured	NR/A+	505,995
	Casa Grande Excise Tax Revenue Bonds
440,000	5.200%, 04/01/17 NPFG Insured	Baa1/NR	441,206
1,835,000	5.000%, 04/01/21 AMBAC Insured	A3/NR†††	1,913,520
1,435,000	5.000%, 04/01/28	NR/AA†††	1,486,258
	Glendale Water & Sewer Revenue
2,000,000	5.000%, 07/01/28 AMBAC Insured	Aa3/AA	2,072,860
	Glendale Western Loop 101 Public Facilities Excise
	Tax Revenue Bonds
1,000,000	6.250%, 07/01/38	A1/AA	1,056,200
	Goodyear Water and Sewer Revenue
1,250,000	5.375%, 07/01/30	A2/A-	1,281,550
	Greater Arizona Development Authority Revenue
	Bonds
2,000,000	5.000%, 08/01/22 NPFG Insured	A1/AA-	2,103,480
2,000,000	5.000%, 08/01/28	A1/AA-	2,022,600

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Basic Service Revenue Bonds (continued)
	Greater Arizona Development Authority Revenue
	Bonds (continued)
$1,200,000	5.500%, 08/01/29	A1/AA-	$1,266,024
1,200,000	5.000%, 08/01/29	A1/AA-	1,228,968
	Phoenix Civic Improvement Corp. Wastewater
	Revenue Bonds
1,500,000	5.500%, 07/01/24 NPFG FGIC Insured	Aa2/AAA	1,781,865
	Phoenix Civic Improvement Corp. Water System
	Revenue
2,000,000	5.000%, 07/01/25	Aa2/AAA	2,179,660
	Phoenix Street & Highway User Revenue Bonds
345,000	6.250%, 07/01/11	Aa3/AA	346,208
210,000	6.250%, 07/01/11 NPFG Insured	Aa3/AA	210,735
2,925,000	zero coupon, 07/01/13 NPFG FGIC Insured	Aa3/A	2,707,058
	Puerto Rico Highway & Transportation Revenue Bonds
2,000,000	5.500%, 07/01/19 AGMC Insured	Aa3/AAA	2,240,600
	Rio Nuevo Facilities District (Tucson) Excise Tax
	Revenue Bonds
1,500,000	6.500%, 07/15/24 AGMC Insured	Aa3/AAA	1,720,845
	Scottsdale Municipal Property Corp. Water & Sewer
	Project
2,000,000	5.000%, 07/01/28	Aa1/AAA	2,149,720
	Scottsdale Preserve Authority Excise Tax Revenue
	Bonds
1,185,000	5.250%, 07/01/18	Aa2/AA	1,236,334
1,255,000	5.250%, 07/01/19	Aa2/AA	1,308,350
	Tempe Excise Tax Revenue Bonds
2,000,000	5.250%, 07/01/19 (pre-refunded)	Aa1/AAA	2,262,720
1,000,000	5.000%, 07/01/33	Aa2/AAA	1,055,190
	Tucson Water System Revenue Bonds
2,200,000	5.500%, 07/01/18 NPFG FGIC Insured	Aa2/AA-	2,384,250
	Yuma Municipal Property Corp. Sales Tax Revenue
1,500,000	4.500%, 07/01/25	A1/AA-	1,482,270
	Yuma Municipal Property Corp. Utility System
	Revenue Bonds
700,000	5.000%, 07/01/21 Syncora Guarantee, Inc. Insured .	A1/A+	735,329

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Basic Service Revenue Bonds (continued)
	Yuma Municipal Property Corp. Utility System
	Revenue Bonds (continued)
$500,000	5.000%, 07/01/22 Syncora Guarantee, Inc. Insured	A1/A+†††	$527,715
1,000,000	5.000%, 07/01/24 Syncora Guarantee, Inc. Insured	A1/A+	1,041,240
	Total Basic Service Revenue Bonds		54,099,123

	Higher Education Revenue Bonds (6.1%)
	Arizona Board of Regents-Northern Arizona
	University System Revenue Bonds
1,115,000	5.000%, 06/01/22 NPFG Insured	A1/A+	1,179,570
1,200,000	5.500%, 06/01/34 FGIC Insured (pre-refunded)	A1/A+	1,395,648
2,500,000	5.000%, 06/01/38	A1/A+	2,517,725
	Arizona Board of Regents-University of Arizona
	System Revenue Bonds
2,385,000	5.000%, 06/01/21 NPFG FGIC Insured	Aa2/AA	2,519,323
1,000,000	5.000%, 06/01/33	Aa2/AA	1,038,970
	Cochise Co. Community College District Revenue
	Bonds
1,740,000	5.125%, 07/01/26 AGMC Insured	Aa3/NR	1,892,528
1,825,000	5.125%, 07/01/28 AGMC Insured	Aa3/NR	1,960,287
	Glendale Industrial Development Authority
	(Midwestern University)
550,000	5.250%, 05/15/13	NR/A-	594,462
1,010,000	5.250%, 05/15/14	NR/A-	1,104,900
500,000	5.750%, 05/15/21 (pre-refunded)	NR/AAA	528,370
1,000,000	5.875%, 05/15/31 (pre-refunded)	NR/AAA	1,057,810
1,000,000	5.000%, 05/15/35	NR/A-	977,670
	Maricopa Co. Community College District
2,000,000	4.000%, 07/01/21	Aaa/AAA	2,120,880
	Mohave Co. Community College District Revenue
	Bonds
470,000	4.850%, 03/01/15 AMBAC Insured	NR/NR*	471,189
	Yavapai Co. Community College District Revenue
	Bonds
320,000	6.000%, 07/01/12	NR/A-	327,360
	Total Higher Education Revenue Bonds		19,686,692

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Hospital Revenue Bonds (20.5%)
	Arizona Health Facilities Authority (Banner Health)
$1,500,000	5.000%, 01/01/25	NR/A+†††	$1,511,550
2,985,000	5.375%, 01/01/32	NR/A+†††	3,017,029
	Arizona Health Facilities Authority (Blood Systems)
500,000	4.750%, 04/01/25	NR/A	507,660
	Arizona Health Facilities Authority (Northern
	Arizona Healthcare System)
1,000,000	5.250%, 10/01/16 NPFG Insured	Baa1/AA-	1,002,320
	Arizona Health Facilities Authority (Phoenix
	Children’s Hospital)
1,000,000	5.375%, 02/15/18 (pre-refunded)	NR/NR*	1,082,830
	Arizona Health Facilities Authority (Samaritan Health)
2,045,000	5.625%, 12/01/15 NPFG Insured ETM	NR/A	2,230,338
	Arizona Health Facilities Authority (Yavapai Regional
	Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	Aa3/NR†††	1,557,675
	Arizona Health Facilities Authority Hospital System
	(John C. Lincoln Hospital)
1,330,000	5.750%, 12/01/32 (pre-refunded)	NR/BBB	1,489,188
	Flagstaff Industrial Development Authority (Northern
	Arizona Senior Living Center)
1,985,000	5.600%, 07/01/25	NR/NR*	1,713,015
	Glendale Industrial Development Authority (John C.
	Lincoln Hospital)
1,000,000	5.250%, 12/01/22	NR/BBB	995,440
1,500,000	5.000%, 12/01/35	NR/BBB	1,341,435
2,000,000	5.000%, 12/01/42	NR/BBB	1,756,760
	Maricopa Co. Hospital Revenue (Sun Health)
3,345,000	5.000%, 04/01/17 (pre-refunded)	NR/NR*	3,871,603
1,500,000	5.000%, 04/01/25 (pre-refunded)	NR/NR*	1,709,265
2,125,000	5.000%, 04/01/35 (pre-refunded)	NR/NR*	2,452,547
	Maricopa Co. Industrial Development Authority
	(Catholic Healthcare West-St. Joseph's Hospital)
1,770,000	5.000%, 07/01/21	A2/A	1,770,549
2,300,000	5.375%, 07/01/23	A2/A	2,376,061
9,240,000	5.250%, 07/01/32	A2/A	9,320,480

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Hospital Revenue Bonds (continued)
	Mesa Industrial Development Authority (Lutheran
	Health System)
$850,000	5.000%, 01/01/19 NPFG Insured	Baa1/A+	$852,236
	Phoenix Industrial Development Authority (John C.
	Lincoln Hospital)
1,270,000	5.500%, 12/01/13 AGMC Insured	Aa3/AAA	1,273,772
	Scottsdale Industrial Development Authority
	(Scottsdale Healthcare System)
1,085,000	5.500%, 09/01/12 AMBAC Insured ETM	NR/NR*	1,136,733
1,000,000	5.000%, 09/01/18	A3/BBB+	1,045,560
4,000,000	5.250%, 09/01/30	A3/BBB+	3,984,920
7,600,000	5.800%, 12/01/31 (pre-refunded)	NR/NR*	8,232,168
	University Medical Center Hospital Revenue Bonds
4,000,000	5.000%, 07/01/35	Baa1/BBB+	3,639,240
500,000	6.500%, 07/01/39	Baa1/BBB+	540,965
	Yavapai Co. Industrial Development Authority
	(Yavapai Regional Medical Center)
925,000	5.125%, 12/01/13 AGMC Insured	Aa3/AAA	927,507
500,000	6.000%, 08/01/33	Baa2/NR††	505,965
1,250,000	5.625%, 08/01/37	Baa2/NR††	1,251,150
	Yuma Co. Industrial Development Authority (Yuma
	Regional Medical Center)
1,220,000	5.500%, 08/01/18 AGMC Insured (pre-refunded)	Aa3/AAA	1,297,934
1,500,000	5.500%, 08/01/19 AGMC Insured (pre-refunded)	Aa3/AAA	1,595,820
	Total Hospital Revenue Bonds		65,989,715

	Lease Revenue Bonds (18.1%)
	Arizona Municipal Finance Program No. 20
610,000	7.700%, 08/01/10 NPFG Insured ETM	NR/A	613,044
	Arizona School Facilities Board Certificates of
	Participation Lease Revenue Bonds
3,000,000	5.500%, 09/01/23	Aa3/A+	3,245,190
	Arizona State Lottery Revenue
3,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AAA	3,103,050
	Arizona State University Certificates of Participation
	Lease Revenue Bonds
2,000,000	5.375%, 07/01/19 NPFG Insured (pre-refunded	NR/AA-	2,187,440

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Lease Revenue Bonds (continued)
	Cave Creek Certificates of Participation Lease
	Revenue Bonds
$365,000	5.750%, 07/01/19	NR/A	$367,059
	Downtown Phoenix Hotel Corp. Lease Revenue Bonds
4,760,000	5.250%, 07/01/26 FGIC Insured	Baa3/BBB-	4,269,768
	Gilbert Public Facilities Municipal Property Corp.
	Lease Revenue Bonds
1,000,000	4.900%, 07/01/21 AMBAC Insured	Aa2/AA	1,029,340
850,000	5.000%, 07/01/23	Aa2/AA	923,661
1,250,000	5.000%, 07/01/24	Aa2/AA	1,347,487
	Gilbert Water Resource Municipal Property Corp.
	Lease Revenue Bonds
260,000	5.000%, 04/01/17	NR/NR*	260,439
2,000,000	4.900%, 04/01/19	NR/NR†	2,001,080
2,000,000	5.000%, 10/01/29 NPFG Insured	Baa1/A+	2,039,980
	Goodyear Public Improvement Corp. Lease Revenue
1,000,000	6.000%, 07/01/31	Aa3/AA-	1,080,890
	Green Valley Municipal Property Corp. Lease
	Revenue Bonds
1,250,000	5.250%, 07/01/33	NR/A+	1,261,987
	Marana Municipal Property Corp. Lease Revenue
1,505,000	5.125%, 07/01/28	NR/AA†††	1,510,177
	Mohave Co. Industrial Development Authority
	Correctional Facilities Lease Revenue
1,000,000	8.000%, 05/01/25	NR/BBB+	1,144,140
	Navajo Co. Municipal Property Corp. Lease
	Revenue Bonds
1,000,000	6.250%, 07/01/20 ACA Insured	NR/NR*	968,310
	Nogales Municipal Development Authority
1,000,000	5.000%, 06/01/27 AMBAC Insured	A2/AA	1,003,400
1,000,000	4.750%, 06/01/39	NR/AA	912,180
	Oro Valley Municipal Property Corp.
1,000,000	5.000%, 07/01/23	Baa1/AA-	1,017,450
	Phoenix Civic Improvement Corp. (Civic Plaza)
1,000,000	zero coupon, 07/01/23 NPFG FGIC Insured	Aa3/AA	965,860

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Lease Revenue Bonds (continued)
	Phoenix Civic Improvement Corp. (Civic Plaza)
	(continued)
$2,000,000	zero coupon, 07/01/27 BHAC Insured (coupon
	converts to 5.50% on 7/01/13)	Aa1/AA+	$1,909,360
2,000,000	zero coupon, 07/01/30 BHAC Insured	Aa1/AA+	1,875,980
	Phoenix Industrial Development Authority (Capital
	Mall Project)
2,000,000	5.375%, 09/15/22 AMBAC Insured (pre-refunded)	Aa3/A+	2,019,040
	Pinal Co. Certificates of Participation Lease
	Revenue Bonds
2,000,000	5.125%, 06/01/21 AMBAC Insured	NR/A†	2,034,880
3,230,000	5.250%, 12/01/21	NR/A†	3,337,365
2,250,000	5.000%, 12/01/29	NR/A†	2,203,380
	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB	1,396,809
	Pinetop Fire District Certificates of Participation
	Lease Revenue Bonds
1,000,000	7.500%, 12/15/23	A3/NR	1,028,780
	Puerto Rico Public Buildings Authority
1,000,000	5.250%, 07/01/13	A3/BBB-	1,064,390
2,000,000	7.000%, 07/01/21	A3/BBB-	2,207,420
	Scottsdale Municipal Property Corp. Excise Tax
	Revenue Bonds
3,000,000	zero coupon, 07/01/20 AMBAC Insured (coupon
	converts to 4.50% on 07/01/13)	Aa1/AAA	2,744,670
	Sierra Vista Municipal Property Corp. Lease Revenue
	Bonds
1,225,000	5.000%, 01/01/18 AMBAC Insured	A1/AA	1,225,000
700,000	5.125%, 01/01/21 AMBAC Insured	A1/AA	700,000
1,000,000	4.000%, 01/01/21	A1/AA	1,002,850
	State of Arizona Certificates of Participation lease
	Revenue Bonds
2,000,000	5.000%, 09/01/26 AGMC Insured	Aa3/AAA	2,064,020
	Willcox Municipal Property Corp.
295,000	4.625%, 07/01/21	NR/A	306,959
	Total Lease Revenue Bonds		58,372,835

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Mortgage Revenue Bonds (8.0%)
	Agua Fria Ranch Community Facilities District
$600,000	5.800%, 07/15/30**	NR/NR*	$499,440
	Arizona Capital Facilities Finance Corp. Arizona
	State Student Housing
1,000,000	6.125%, 09/01/20	Baa3/NR	1,002,160
	DC Ranch Community Facilities District
390,000	6.500%, 07/15/24**	NR/NR*	392,266
500,000	5.000%, 07/15/27 AMBAC Insured	A1/NR	466,350
	Goodyear Community Facilities Utilities District No. 1
2,000,000	5.350%, 07/15/28 ACA Insured	A1/A-	1,763,220
	Maricopa Co. Industrial Development Authority
	Multi-Family Mortgage Revenue Bonds
	(National Health Project)
1,300,000	5.500%, 01/01/18 AGMC Insured ETM	Aa3/AAA	1,483,443
	Maricopa Co. Industrial Development Authority
	Single Family Mortgage Revenue Bonds
6,620,000	zero coupon, 02/01/16 ETM	Aaa/AAA	5,815,471
3,565,000	zero coupon, 12/31/16 ETM	Aaa/AAA	3,024,689
713,638	5.650%, 07/01/39 AMT GNMA Insured	Aaa/NR	719,276
	Phoenix Industrial Development Authority Single
	Family Mortgage Revenue
95,000	5.350%, 06/01/20 AMT GNMA Insured	NR/AAA	95,019
	Phoenix & Pima Co. Industrial Development
	Authority Single Family Mortgage
860,000	5.800%, 12/01/39 AMT GNMA Insured	Aaa/NR	879,651
	Phoenix/Pima/ Maricopa Co. Industrial Development
	Authority Single Family Mortgage Revenue
337,873	5.500%, 12/01/38 AMT GNMA Insured	Aaa/NR	340,100
	Pima Co. Industrial Development Authority Single
	Family Mortgage Revenue
110,000	6.500%, 02/01/17	A2/NR	110,061
	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27	NR/NR*	470,041
930,000	6.050%, 07/15/32	NR/NR*	809,035

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Mortgage Revenue Bonds (continued)
	South Campus Project Arizona State University
	Student Housing
$1,205,000	5.625%, 09/01/28 NPFG Insured	Baa1/A	$1,239,355
	Southern Arizona Capital Facilities Finance Corp.
	University of Arizona Student Housing
1,000,000	5.100%, 09/01/33 NPFG Insured (pre-refunded)	NR/A	1,097,910
	Sundance Community Facilities District
1,145,000	5.125%, 07/15/30	A3/BBB-	982,628
	Tucson & Pima Co. Single Family Mortgage
	Revenue Bonds
4,920,000	zero coupon, 12/01/14 ETM	Aaa/AAA	4,572,648
	Total Mortgage Revenue Bonds		25,762,763

	Utility Revenue Bonds (10.2%)
	Arizona Power Authority (Hoover Dam Project)
	Revenue Bonds
1,500,000	5.250%, 10/01/15	Aa2/AA	1,740,345
3,500,000	5.250%, 10/01/16	Aa2/AA	4,061,225
1,220,000	5.250%, 10/01/17	Aa2/AA	1,413,638
	Arizona Water Infrastructure Finance Authority
	Revenue Bonds
650,000	5.000%, 10/01/22	Aaa/AAA	707,265
1,000,000	5.000%, 10/01/28	Aaa/AAA	1,084,120
	Central Arizona Water Conservation District
	Revenue Bonds
2,250,000	5.500%, 11/01/10	Aa2/AA	2,286,135
	Maricopa Co. Pollution Control (Arizona Public
	Service) Revenue
400,000	6.000%, 05/01/29	Baa2/BBB-	429,308
	Navajo Co. Pollution Control (Arizona Public
	Service) Revenue
1,000,000	5.500%, 06/01/34	Baa2/BBB-	1,067,820
	Pima Co. Industrial Development Authority (Tucson
	Electric), Revenue Bonds
275,000	6.100%, 09/01/25	Baa3/BBB-	275,800
	Puerto Rico Electric Power Authority, Series TT
1,500,000	5.000%, 07/01/32	A3/BBB+	1,476,405

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

			Rating
Principal			Moody’s/S&P
Amount		Revenue Bonds (continued)	(unaudited)	Value
		Utility Revenue Bonds (continued)
		Salt River Project Agricultural Improvement and
		Power Revenue Bonds
$1,000,000		5.250%, 01/01/15	Aa1/AA	$1,071,620
2,000,000		5.250%, 01/01/18	Aa1/AA	2,138,900
5,000,000		5.250%, 01/01/19	Aa1/AA	5,338,000
1,350,000		5.000%, 01/01/25	Aa1/AA	1,412,235
475,000		5.000%, 01/01/31	Aa1/AA	486,885
450,000		5.000%, 01/01/31	Aa1/AA	460,976
3,350,000		5.000%, 01/01/37	Aa1/AA	3,458,540
1,000,000		5.000%, 01/01/38	Aa1/AA	1,041,800
		Salt Verde Finance Corp. Gas Revenue
3,000,000		5.250%, 12/01/28	A3/A	2,934,090
		Total Utility Revenue Bonds		32,885,107
		Total Revenue Bonds		265,838,205
		Total Investments (cost $307,457,217 – note 4)	99.9%	321,846,570
		Other assets less liabilities	0.1	227,536
		Net Assets	100.0%	$322,074,106

	*
Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a credit rating service.

	**	Illiquid security: Considered illiquid because of restrictions as to sale. The securities represent 0.3% of net assets. Fitch Ratings † A †† BBB ††† AA

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010

Percent
Portfolio Distribution By Quality Rating	of Investment1
Aaa of Moody’s or AAA of S&P	16.9%
Pre-refunded bonds2/ETM Bonds	17.0
Aa of Moody’s or AA of S&P or Fitch	33.6
A of Moody’s or S&P or Fitch	23.5
Baa of Moody’s or BBB of S&P or Fitch	6.7
Not Rated*	2.3
100.0%

1	Where applicable, calculated using the highest rating of the three rating services.

2	Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
ACA - American Capital Assurance Financial Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BHAC - Berkshire Hathaway Assurance Corp.
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
GNMA - Government National Mortgage Association
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2010

ASSETS
Investments at value (cost $307,457,217)	$321,846,570
Interest receivable	5,645,755
Receivable for Trust shares sold	207,084
Other assets	3,054
Total assets	327,702,463
LIABILITIES
Cash overdraft	1,087,079
Payable for investment securities purchased	3,638,780
Payable for Trust shares redeemed	446,842
Dividends payable	222,536
Management fee payable	105,683
Distribution and service fees payable	1,595
Accrued expenses	125,842
Total liabilities	5,628,357
NET ASSETS	$322,074,106

Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$306,744
Additional paid-in capital	309,216,330
Net unrealized appreciation on investments (note 4)	14,389,353
Accumulated net realized loss on investments	(2,107,553)
Undistributed net investment income	269,232
	$322,074,106

CLASS A
Net Assets	$295,360,173
Capital shares outstanding	28,132,407
Net asset value and redemption price per share	$10.50
Maximum offering price per share (100/96 of $10.50 adjusted to nearest cent)	$10.94

CLASS C
Net Assets	$13,952,677
Capital shares outstanding	1,329,043
Net asset value and offering price per share	$10.50
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$10.50	*

CLASS Y
Net Assets	$12,761,256
Capital shares outstanding	1,212,968
Net asset value, offering and redemption price per share	$10.52

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2010

Investment Income:

Interest income		$15,413,241

Expenses:

Management fee (note 3)	$1,279,080
Distribution and service fees (note 3)	558,974
Transfer and shareholder servicing agent fees	184,510
Trustees’ fees and expenses (note 8)	127,102
Legal fees (note 3)	86,270
Shareholders’ reports and proxy statements	54,079
Registration fees and dues	44,024
Custodian fees (note 6)	26,041
Auditing and tax fees	22,900
Insurance	16,917
Chief compliance officer (note 3)	4,504
Miscellaneous	34,222
Total expenses	2,438,623

Expenses paid indirectly (note 6)	(425)
Net expenses		2,438,198
Net investment income		12,975,043

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	310,179
Change in unrealized appreciation on investments	10,552,747

Net realized and unrealized gain (loss) on investments		10,862,926
Net change in net assets resulting from operations		$23,837,969

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2010	June 30, 2009
OPERATIONS:
Net investment income	$12,975,043	$12,820,690
Net realized gain (loss) from securities transactions	310,179	(1,937,309)
Change in unrealized appreciation on investments	10,552,747	(28,698)
Change in net assets resulting from operations	23,837,969	10,854,683

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(12,062,278)	(12,321,695)
Net realized gain on investments	(85,409)	–

Class C Shares:
Net investment income	(364,132)	(207,021)
Net realized gain on investments	(3,432)	–

Class Y Shares:
Net investment income	(499,884)	(354,291)
Net realized gain on investments	(3,513)	–
Change in net assets from distributions	(13,018,648)	(12,883,007)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	40,502,688	25,284,408
Reinvested dividends and distributions	7,249,076	7,137,284
Cost of shares redeemed	(42,073,334)	(39,258,229)
Change in net assets from capital share transactions	5,678,430	(6,836,537)

Change in net assets	16,497,751	(8,864,861)

NET ASSETS:
Beginning of period	305,576,355	314,441,216

End of period*	$322,074,106	$305,576,355

*Includes undistributed net investment income of:	$269,232	$321,490

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010

1. Organization

     Tax-Free Trust of Arizona (the “Trust”), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge (of varying size depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On October 31, 1997, the Trust established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010

b)
Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs — Municipal Bonds*	321,846,570
Level 3 – Significant Unobservable Inputs	—
Total	$321,846,570

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Trust’s financial statements.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2007-2009) or expected to be taken in the Trust’s 2010 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple Class Allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Accounting pronouncement: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”) The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Trust’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Trust. The Manager’s services include providing the office of the Trust and all related services as well as managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust’s net assets.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010

     Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (“the Distributor”) including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.15% of the Trust’s average net assets represented by Class A Shares. For the year ended June 30, 2010, distribution fees on Class A Shares amounted to $444,703, of which the Distributor retained $25,675.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the year ended June 30, 2010, amounted to $85,703. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the year ended June 30, 2010, amounted to $28,568. The total of these payments with respect to Class C Shares amounted to $114,271, of which the Distributor retained $13,418.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of intermediaries having offices within Arizona, with the bulk of any sales commissions inuring to such intermediaries. For the year ended June 30, 2010, total commissions on sales of Class A Shares amounted to $557,186, of which the Distributor received $97,291.

c) Other Related Party Transactions

     For the year ended June 30, 2010, the Trust incurred $85,091 of legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the Trust’s ongoing operations. The Secretary of the Trust is Of Counsel to that firm.

4. Purchases and Sales of Securities

     During the year ended June 30, 2010, purchases of securities and proceeds from the sales of securities aggregated $49,905,498 and $44,541,276, respectively.

     At June 30, 2010, the aggregate tax cost for all securities was $307,187,985. At June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $17,038,941 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $2,380,356 for a net unrealized appreciation of $14,658,585.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers’ ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market.

6. Expenses

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010

7. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Year Ended		Year Ended
	June 30, 2010		June 30, 2009
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold .	2,737,373	$28,497,668	1,755,140	$17,618,666
Reinvested distributions	646,759	6,748,056	687,019	6,866,885
Cost of shares redeemed	(3,700,200)	(38,576,395)	(3,523,909)	(34,877,749)
Net change	(316,068)	(3,330,671)	(1,081,750)	(10,392,198)
Class C Shares:
Proceeds from shares sold .	867,828	9,031,777	364,366	3,671,039
Reinvested distributions	20,531	214,477	11,410	114,191
Cost of shares redeemed	(257,996)	(2,691,607)	(285,288)	(2,824,152)
Net change	630,363	6,554,647	90,488	961,078
Class Y Shares:
Proceeds from shares sold .	284,314	2,973,243	395,257	3,994,703
Reinvested distributions	27,377	286,543	15,584	156,208
Cost of shares redeemed	(76,730)	(805,332)	(158,354)	(1,556,328)
Net change	234,961	2,454,454	252,487	2,594,583
Total transactions in Trust shares	549,256	$5,678,430	(738,775)	$(6,836,537)

8. Trustees’ Fees and Expenses

     At June 30, 2010 there were 9 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the year ended June 30, 2010 was $99,649. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting and Outreach Meetings of Shareholders. For the year ended June 30, 2010, such meeting-related expenses amounted to $27,453.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010

9. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on the net assets or net assets per share. For the year ended June 30, 2010, the Trust decreased undistributed net income by $101,007, increased accumulated net realized loss on investments by $70,364 and increased additional paid-in capital by $171,371 due to book/tax differences. At June 30, 2010 the Trust had a capital loss carryover of $2,107,552 which expires in 2018. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

The tax character of distributions:

	Year Ended June 30,
	2010	2009
Net tax-exempt income	$12,749,290	$12,883,007
Ordinary income	177,004	–
Long-term capital gain	92,354	–
	$13,018,648	$12,883,007

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$222,536
Undistributed taxable income	–
Accumulated net realized loss on investments	(2,107,552)
Unrealized appreciation	14,658,589
Other temporary differences	(222,536)
$12,551,037

The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments. The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

     The three major rating agencies (Standard & Poor’s, Moody’s and Fitch) have downgraded or eliminated ratings of the majority of the municipal bond insurance companies since December 2007 due to loss of capital from investments in subprime mortgages. As such, only the ratings of Assured Guaranty Municipal Corp. (formerly FSA) and National Public Finance (formerly MBIA) are now deemed to be investment grade. Some insurance companies, such as AMBAC, have had their ratings withdrawn by the rating agencies. Thus while certain bonds still have insurance, they are no longer rated based upon the ratings of their issuers.

TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Year Ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.14	$10.19	$10.40	$10.45	$10.92
Income from investment operations:
Net investment income	0.43 ††	0.43 ††	0.43 ††	0.43 †	0.42 †
Net gain (loss) on securities (both realized and unrealized)	0.36	(0.05)	(0.17)	–	(0.40)
Total from investment operations	0.79	0.38	0.26	0.43	0.02
Less distributions (note 10):
Dividends from net investment income	(0.43)	(0.43)	(0.43)	(0.43)	(0.42)
Distributions from capital gains	– *	–	(0.04)	(0.05)	(0.07)
Total distributions	(0.43)	(0.43)	(0.47)	(0.48)	(0.49)
Net asset value, end of period	$10.50	$10.14	$10.19	$10.40	$10.45
Total return (not reflecting sales charge)	7.87%	3.86%	2.52%	4.11%	0.22%
Ratios/supplemental data
Net assets, end of period (in millions)	$295	$289	$301	$318	$355
Ratio of expenses to average net assets	0.74%	0.75%	0.75%	0.75%	0.76%
Ratio of net investment income to average net assets	4.08%	4.26%	4.13%	4.00%	3.96%
Portfolio turnover rate	14.22%	18.55%	17.72%	13.63%	19.34%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.74%	0.74%	0.74%	0.74%	0.75%
___________________
†	Per share amounts have been calculated using the monthly average shares method.
††	Per share amounts have been calculated using the daily average shares method.
*	Amount represents less than $0.01

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C					Class Y
	Year Ended June 30,					Year Ended June 30,
	2010	2009	2008	2007	2006	2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.14	$10.19	$10.40	$10.45	$10.92	$10.16	$10.21	$10.42	$10.48	$10.95
Income from investment operations
Net investment income	0.33 ††	0.34 ††	0.34 ††	0.34 †	0.33 †	0.44 ††	0.44 ††	0.44 ††	0.44 †	0.44 †
Net gain (loss) on securities (both realized and unrealized)	0.37	(0.05)	(0.17)	–	(0.40)	0.36	(0.05)	(0.17)	(0.01)	(0.40)
Total from investment operations	0.70	0.29	0.17	0.34	(0.07)	0.80	0.39	0.27	0.43	0.04
Less distributions (note 10):
Dividends from net investment income	(0.34)	(0.34)	(0.34)	(0.34)	(0.33)	(0.44)	(0.44)	(0.44)	(0.44)	(0.44)
Distributions from capital gains	– *	–	(0.04)	(0.05)	(0.07)	– *	–	(0.04)	(0.05)	(0.07)
Total distributions	(0.34)	(0.34)	(0.38)	(0.39)	(0.40)	(0.44)	(0.44)	(0.48)	(0.49)	(0.51)
Net asset value, end of period	$10.50	$10.14	$10.19	$10.40	$10.45	$10.52	$10.16	$10.21	$10.42	$10.48
Total return (not reflecting sales charge)	6.95%#	2.98%#	1.65%#	3.23%#	(0.63)%#	8.02%	4.02%	2.68%	4.16%	0.38%
Ratios/supplemental data
Net assets, end of period (in millons)	$14	$7.1	$6.2	$6.6	$6.8	$13	$9.9	$7.4	$2.8	$2.1
Ratio of expenses to average net assets	1.58%	1.60%	1.60%	1.60%	1.61%	0.59%	0.60%	0.60%	0.60%	0.61%
Ratio of net investment income to average net assets	3.19%	3.38%	3.27%	3.15%	3.11%	4.22%	4.39%	4.24%	4.14%	4.11%
Portfolio turnover rate	14.22%	18.55%	17.72%	13.63%	19.34%	14.22%	18.55%	17.72%	13.63%	19.34%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.58%	1.59%	1.59%	1.59%	1.61%	0.59%	0.59%	0.59%	0.59%	0.60%
___________________
†	Per share amounts have been calculated using the monthly average shares method.
††	Per share amounts have been calculated using the daily average shares method.
*	Amount represents less than $0.01.
#	Not reflecting CDSC.

See accompanying notes to financial statements.

Additional Information (unaudited)

Trustees and Officers(1)

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(3) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex	(The position held is
Address(2)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(4)	During Past 5 Years	by Trustee	indicated otherwise.)

Interested Trustee(7)

Diana P. Herrmann New York, NY (02/25/58)	Trustee since 1994 and President since 1998 More than 20 years of experience in mutual fund management
Vice Chair and Chief Executive Officer of
Aquila Management Corporation, Founder
of the Aquila Group of Funds(6) and parent
of Aquila Investment Management LLC,
Manager, since 2004, President since 1997,
Chief Operating Officer, 1997-2008, a
Director since 1984, Secretary since 1986
and previously its Executive Vice President,
Senior Vice President or Vice President,
1986-1997; Chief Executive Officer and
Vice Chair since 2004, President and
Manager since 2003, and Chief Operating
Officer (2003-2008), of the Manager; Chair,
Vice Chair, President, Executive Vice
President and/or Senior Vice President of
funds in the Aquila Group of Funds since
1986; Director of the Distributor since
1997; Governor, Investment Company
Institute (the trade organization for the U.S.
mutual fund industry dedicated to
protecting shareholder interests and
educating the public about investing) for
various periods since 2004, and head of its
Small Funds Committee, 2004-2009;
			12	ICI Mutual Insurance Company, a Risk Retention Group (2006- 2009 and since 2010)

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(3) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex	(The position held is
Address(2)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(4)	During Past 5 Years	by Trustee	indicated otherwise.)

Non-interested Trustees

Anne J. Mills Scottsdale, AZ (12/23/38)	Chair of the Board of Trustees since 2005 and Trustee since 1986 Extensive financial and management experience; knowledgeable about operation and governance of mutual funds	President, Loring Consulting Company since 2001; Vice President for Business Management and CFO, Ottawa University, 1992-2001, 2006-2008; IBM Corporation, 1965-1991; currently active with various charitable, educational and religious organizations.	2	None

Tucker Hart Adams Colorado Springs, CO (01/11/38)	Trustee since 2009 Experienced economist with extensive knowledge of the Rocky Mountain region	Senior Partner, Summit Economics, since 2010; President, The Adams Group, an economic consulting firm, 1989-2010; formerly Chief Economist, United Banks of Colorado; currently or formerly active with numerous professional and community organizations.	4
Trustee, Colorado Health
Facilities Authority;
advisory board,
Griffis/Blessings, Inc.
(commercial property
development and
management); advisory
board, Kachi Partners
(middle market buyouts);
formerly Director, Touch
America and Mortgage
Analysis Computer Corp.

	Positions
	Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(3) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex	(The position held is
Address(2)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(4)	During Past 5 Years	by Trustee	indicated otherwise.)

Ernest Calderón Phoenix, AZ (10/24/57)		Founder, Calderón Law Offices, since 2004; Equity Partner, Jennings, Strouss & Salmon, PLC, 1992-2004; member, Arizona Board of Regents since 2003 and member of Governor Janice Brewer’s Transition Team since 2009; Past President, Grand Canyon Council of Boy Scouts of America; Past President, State Bar of Arizona, 2003-2004; member, American Law Institute.	3	Formerly Trustee, Premier VIT

Thomas A. Christopher Danville, KY (12/19/47)		Vice President of Robinson, Hughes & Christopher, C.P.A.s, P.S.C., since 1977; President, A Good Place for Fun, Inc., a sports facility, since 1987; Director, Sunrise Children’s Services Inc. (2010); currently or formerly active with various professional and community organizations.	5	None

Gary C. Cornia Orem, UT (06/24/48)		Dean, Marriott School of Management, Brigham Young University, since 2008; Director, Romney Institute of Public Management, Marriott School of Management, 2004-2008; Professor, Marriott School of Management, 1980- present; Past President, National Tax Association; Fellow, Lincoln Institute of Land Policy, 2002-present; Associate Dean, Marriott School of Management, Brigham Young University, 1991-2000; member, Utah Governor's Tax Review Committee, 1993-2009.	5	Lincoln Institute of Land Policy, Cambridge, MA

	Positions
	Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(3) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex	(The position held is
Address(2)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(4)	During Past 5 Years	by Trustee	indicated otherwise.)

Grady Gammage, Jr. Phoenix, AZ (10/01/51)	Trustee since 2001 Lawyer, educator, active in land use, water issues and other public affairs in the region	Founding partner, Gammage & Burnham, PLC, a law firm, Phoenix, Arizona, since 1983; director, Central Arizona Water Conservation District, 1992-2004; director, Arizona State University Foundation since 1998; Senior Fellow, Morrison Institute for Public Policy; active with Urban Land Institute.	4	None

Lyle W. Hillyard Logan, UT (09/25/40)	Trustee since 2009 Lawyer, experienced legislator in region	President of the law firm of Hillyard, Anderson & Olsen, Logan, Utah, since 1967; member of Utah Senate, 1985 to present, in the following positions: President, 2000, Senate Majority Leader, 1999-2000, Assistant Majority Whip, 1995- 1998; served as Chairman of the following Utah Senate Committees: Tax and Revenue, Senate Judiciary Standing, Joint Executive Appropriations, and Senate Rules; currently serves as Co-Chair, Joint Executive Appropriations.	3	None

John C. Lucking Phoenix, AZ (05/20/43)	Trustee since 1994 Experienced economist in the region	President, Econ-Linc, an economic consulting firm, since 1995; formerly Consulting Economist, Bank One Arizona and Chief Economist, Valley National Bank; member, Arizona’s Joint Legislative Budget Committee Economic Advisory Panel and the Western Blue Chip Economic Forecast Panel; Board member, Northern Arizona University Foundation since 1997; member, various historical, civic and economic associations.	3	Formerly Director, Sanu Resources

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(3) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex	(The position held is
Address(2)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(4)	During Past 5 Years	by Trustee	indicated otherwise.)

Other Individuals

Chairman Emeritus(7)

Lacy B. Herrmann New York, NY (05/12/29)	Founder and Chairman Emeritus since 2005; Chairman of the Board of Trustees 1985-2005
Founder and Chairman of the Board, Aquila
Management Corporation, the sponsoring
organization and parent of the Manager or
Administrator and/or Adviser to each fund
of the Aquila Group of Funds; Chairman of
the Manager or Administrator and/or
Adviser to each since 2004; Founder and
Chairman Emeritus of each fund in the
Aquila Group of Funds; previously
Chairman and a Trustee of each fund in the
Aquila Group of Funds since its
establishment until 2004 or 2005; Director
of the Distributor since 1981 and formerly
Vice President or Secretary, 1981-1998;
Director or trustee, Premier VIT, 1994-
2009; Director or trustee of Oppenheimer
Quest Value Funds Group, Oppenheimer
Small Cap Value Fund, Oppenheimer
Midcap Fund, 1987-2009, and
Oppenheimer Rochester Group of Funds,
1995-2009; Trustee Emeritus, Brown
University and the Hopkins School; active
in university, school and charitable
organizations.
			N/A	N/A

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(3) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex	(The position held is
Address(2)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(4)	During Past 5 Years	by Trustee	indicated otherwise.)

Charles E. Childs, III New York, NY (04/01/57)	Executive Vice President since 2003
Executive Vice President of all funds in the
Aquila Group of Funds and the Manager
and the Manager’s parent since 2003;
Executive Vice President and Chief
Operating Officer of the Manager and the
Manager’s parent since 2008; formerly
Senior Vice President, corporate
development, Vice President, Assistant Vice
President and Associate of the Manager’s
parent since 1987; Senior Vice President,
Vice President or Assistant Vice President of
the Aquila Money-Market Funds, 1988-2003.
			N/A	N/A

Marie E. Aro Denver, CO (02/10/55)	Senior Vice President since 2010
Senior Vice President, Aquila Rocky
Mountain Equity Fund since 2004; Senior
Vice President, Tax-Free Trust of Arizona
since 2010 and Vice President, 2004-2010;
Senior Vice President, Aquila Three Peaks
High Income Fund since 2006; Senior Vice
President, Tax-Free Fund For Utah and Tax-
Free Fund of Colorado since 2010; Vice
President, INVESCO Funds Group, 1998-
2003; Vice President of the Distributor,
1993-1997.
			N/A	N/A

Todd W. Curtis Phoenix, AZ (06/08/49)	Senior Vice President since 2004
Senior Vice President and Portfolio
Manager, Tax-Free Trust of Arizona, since
August 2004; Vice President and Portfolio
Manager, Churchill Tax-Free Fund of
Kentucky, since 2009, backup portfolio
manager, 2004-2009; Vice President and
Portfolio Manager, Tax-Free Fund For Utah,
since 2009; Vice President and Portfolio
Manager, Banc One Investment Advisors,
Inc. and its predecessors, 1981-2004.
			N/A	N/A

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(3) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex	(The position held is
Address(2)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(4)	During Past 5 Years	by Trustee	indicated otherwise.)

Paul G. O’Brien Charlotte, NC (11/28/59)	Senior Vice President since 2010
Senior Vice President of Aquila Rocky
Mountain Equity Fund, Aquila Three Peaks
High Income Fund, Tax-Free Trust of
Arizona, Tax-Free Fund of Colorado and
Tax-Free Fund For Utah since 2010;
Managing Director, Aquila Distributors, Inc.
since 2009; Held various positions to Senior
Vice President and Chief Administrative
Officer of Evergreen Investments Services,
Inc., 1997 - 2008; Mergers and Acquisitions
Coordinator for Wachovia Corporation,
1994 - 1997.
			N/A	N/A

Alan R. Stockman Glendale, AZ (07/31/54)	Senior Vice President since 2001 and Vice President 1999-2001
Senior Vice President, Tax-Free Fund of
Colorado, since 2009; Senior Vice
President, Tax-Free Trust of Arizona since
2001, Vice President, 1999-2001; Vice
President, Aquila Rocky Mountain Equity
Fund since 1999; Bank One, Commercial
Client Services representative, 1997-1999;
Trader and Financial Consultant, National
Bank of Arizona (Zions Investment Securities
Inc.), Phoenix, Arizona 1996-1997.
			N/A	N/A

James Thompson Bountiful, Utah (03/17/55)	Assistant Vice President since 2009
Vice President and Co-Portfolio Manager,
Tax-Free Fund For Utah, since 2009;
Assistant Vice President and Backup
Portfolio Manager, Tax-Free Trust of Arizona
and Churchill Tax-Free Fund of Kentucky,
since 2009; Senior Vice President, First
Security Bank/Wells Fargo Brokerage
Services LLC, Salt Lake City, UT, 1991-2009.
			N/A	N/A

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(3) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex	(The position held is
Address(2)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(4)	During Past 5 Years	by Trustee	indicated otherwise.)

Robert S. Driessen New York, NY (10/12/47)	Chief Compliance Officer since 2009
Chief Compliance Officer of each fund in
the Aquila Group of Funds, the Manager
and the Distributor since December 2009;
Vice President, Chief Compliance Officer,
Curian Capital, LLC, 2004-2008; Vice
President, Chief Compliance Officer,
Phoenix Investment Partners, Ltd., 1999-
2004; Vice President, Risk Liaison,
Corporate Compliance, Bank of America,
1996-1999; Vice President, Securities
Compliance, Prudential Insurance Company
of America, 1993-1996; various positions to
Branch Chief, U.S. Securities and Exchange
Commission, 1972-1993.
			N/A	N/A

Joseph P. DiMaggio New York, NY (11/06/56)	Chief Financial Officer since 2003 and Treasurer since 2000	Chief Financial Officer of each fund in the Aquila Group of Funds since 2003 and Treasurer since 2000.	N/A	N/A

Edward M. W. Hines New York, NY (12/16/39)	Secretary since 1985
Of Counsel to Butzel Long, a professional
corporation, counsel to the Trust, since
2010 and previously Shareholder since
2007; Partner of Hollyer Brady Barrett &
Hines LLP, its predecessor as counsel, 1989-
2007; Secretary of each fund in the Aquila
Group of Funds.
			N/A	N/A

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(3) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex	(The position held is
Address(2)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(4)	During Past 5 Years	by Trustee	indicated otherwise.)

John M. Herndon New York, NY (12/17/39)	Assistant Secretary since 1995
Assistant Secretary of each fund in the
Aquila Group of Funds since 1995 and Vice
President of the three Aquila Money-Market
Funds since 1990; Vice President of the
Manager or its predecessor and current
parent since 1990.
			N/A	N/A

Yolonda S. Reynolds New York, NY (04/23/60)	Assistant Treasurer since 2010	Director of Fund Accounting for the Aquila Group of Funds since 2007; Investment Accountant, TIIA-CREF, 2007; Sr. Fund Accountant, JP Morgan Chase, 2003-2006.	N/A	N/A

Lori A. Vindigni New York, NY (11/02/66)	Assistant Treasurer since 2000
Assistant Treasurer of each fund in the
Aquila Group of Funds since 2000;
Assistant Vice President of the Manager or
its predecessor and current parent since
1998; Fund Accountant for the Aquila
Group of Funds, 1995-1998.
			N/A	N/A

___________________________
(1) The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.
(2) The mailing address of each Trustee and officer is c/o Tax-Free Trust of Arizona, 380 Madison Avenue, Suite 2300, New York, NY 10017 (3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.
(4) These are the qualifications, attributes or skills on which it was concluded that service as Trustee is appropriate.
(5) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Manager’s corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Trust.
(6) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax Free Cash Assets Trust, each of which is a money-market fund, are called the “Aquila Money-Market Funds”; Tax-Free Trust of Arizona, Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Churchill Tax-Free Fund of Kentucky, Tax-Free Trust of Oregon, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the “Aquila Municipal Bond Funds”; Aquila Rocky Mountain Equity Fund is an equity fund; and Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the “Aquila Group of Funds.”
(7) The Chairman Emeritus may attend Board meetings but has no voting power.

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on January 1, 2010 and held for the six months ended June 30, 2010.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended June 30, 2010

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	2.52%	$1,000.00	$1,025.20	$3.78
Class C	2.08%	$1,000.00	$1,020.80	$8.01
Class Y	2.59%	$1,000.00	$1,025.90	$3.02

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.75%, 1.60% and 0.60% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended June 30, 2010

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.07	$3.76
Class C	5.00%	$1,000.00	$1,016.87	$8.00
Class Y	5.00%	$1,000.00	$1,021.81	$3.01

(1)
Expenses are equal to the annualized expense ratio of 0.75%, 1.60% and 0.60% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Trust publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calender quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2010 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no action on the part of shareholders is required.

     For the fiscal year ended June 30, 2010, $12,749,290 of dividends paid by Tax-Free Trust of Arizona, constituting 97.93% of total dividends paid during fiscal year 2010 were exempt-interest dividends; $92,354 of dividends paid by the Trust constituting 0.71% of total dividends paid during fiscal year 2010 were capital gains distributions; and the balance was ordinary dividend income.

     Prior to February 15, 2010, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2009 calendar year.

     Prior to February 15, 2011, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2010 calendar year.

PRIVACY NOTICE (unaudited)

Tax-Free Trust of Arizona

Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Trust.

Information We Collect. ”Non-public personal information” is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

Information We Disclose. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust’s transfer agent, distributor, investment adviser or sub-adviser, if any, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

Non-California Residents: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

California Residents Only: In addition, unless you “opt-out” of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

How We Safeguard Your Information. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

Aquila Distributors, Inc.
Aquila Investment Management LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

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Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Board of Trustees
Anne J. Mills, Chair
Tucker Hart Adams
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
Grady Gammage, Jr.
Diana P. Herrmann
Lyle W. Hillyard
John C. Lucking

Officers
Diana P. Herrmann, President
Todd W. Curtis, Senior Vice President and Portfolio Manager
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Alan R. Stockman, Senior Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON INVESTMENT SERVICING (US) INC.
101 Sabin Street
Pawtucket, Rhode Island 02860

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Further information is contained in the Prospectus, which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

(a) As of June 30, 2010 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of  Ethics that applies to the Trust's principal executive officer(s)  and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2)  The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee.  The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities.  The Board believes that its current membership satisfies those criteria.  It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility.  The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $19,800 in 2010 and $18,100 in 2009.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c)  Tax Fees - The Registrant was billed by the principal accountant $3,200 and $3,200 in 2010 and 2009, respectively, for return preparation and tax compliance.

d)  All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1)  Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2)  None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if,  based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:	/s/ Diana P. Herrmann
President and Trustee September 7, 2010

By:	/s/ Joseph P. DiMaggio
September 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee September 7, 2010

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer September 7, 2010

TAX-FREE TRUST OF ARIZONA

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.